Exhibit 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-18	16-Jan-18	15-Feb-18
To	31-Jan-18	15-Feb-18
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	635,819,000.00

Required Participation Amount	$635,819,000.00
Excess Receivables	$10,127,380.64

Total Collateral	645,946,380.64

Collateral as Percent of Notes	125.43%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,161,080,553.15
Total Principal Collections	($2,223,239,746.03)
Investment in New Receivables	$2,066,574,640.05
Receivables Added for Additional Accounts	$0.00
Repurchases	($61,165,258.89)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,349,913.12)
Less Servicing Adjustment	($5,098,731.24)

Ending Balance	$5,173,801,543.92

SAP for Next Period	12.48%

Average Receivable Balance	$5,287,693,906.84
Monthly Payment Rate	42.05%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,691,953.50
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,691,953.50

Series Allocation Percentage at Month-End	12.48%
Floating Allocation Percentage at Month-End	94.14%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	1.559450%
A1 Applicable Margin	0.310000%

	1.869450%

	Actual	Per $1000
Interest A	802,305.63	1.56
Principal A	—	—

		1.56
Total Due Investors	802,305.63
Servicing Fee	529,849.17

Excess Cash Flow	747,238.72

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS
Seller's Interest as a percent of the notes of each series		25.43%